Note 6 - Loan Receivable (Detail) - Loan receivables owed to Daily Growth Investment Services due from three third parties: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amount	$ 1,205,604	$ 9,565,503
A [Member]
Amount		1,929,955	[1]
Interest Rate	10% per annum
B [Member]
Amount		6,433,186	[1]
Interest Rate	2% per month
C [Member]
Amount	$ 1,205,604	$ 1,202,362	[2]
Interest Rate	6% per annum

[1]	The principal and its return are pledged by the third parties' purchased securities.
[2]	The principal and its return are guaranteed by a third party individual.